American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
November 30, 2024

Avantis Emerging Markets Value ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.9%
Brazil — 4.8%
Allos SA	41,057	132,244
Banco ABC Brasil SA, Preference Shares	34,900	116,937
Banco Bradesco SA	187,300	344,915
Banco Bradesco SA, ADR	601,569	1,281,342
Banco do Brasil SA	591,200	2,416,169
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	96,200	172,357
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,000	3,916
Braskem SA, Class A, ADR(1)(2)	560	2,811
Brava Energia	7,980	26,340
C&A Modas SA(1)	102,100	179,364
CCR SA	351,700	637,722
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	14,700	18,983
Cia Siderurgica Nacional SA, ADR	329,623	616,395
Cury Construtora e Incorporadora SA	59,300	200,564
Dexco SA	33,000	39,160
EcoRodovias Infraestrutura e Logistica SA	154,900	141,595
Empreendimentos Pague Menos SA	56,500	30,707
Engie Brasil Energia SA	56,500	355,426
Even Construtora e Incorporadora SA	4,500	4,196
Fras-Le SA	12,000	40,207
Gerdau SA, ADR	283,831	953,672
Grupo Casas Bahia SA(1)	14,788	9,020
Grupo SBF SA	81,400	163,157
Guararapes Confeccoes SA	31,731	36,178
Hidrovias do Brasil SA(1)	167,900	83,157
Iochpe Maxion SA	85,200	159,729
IRB-Brasil Resseguros SA(1)	25,816	170,725
Jalles Machado SA	37,700	31,642
JBS SA	206,100	1,266,716
JHSF Participacoes SA	76,100	53,501
Kepler Weber SA	40,600	65,723
Klabin SA	83,160	300,751
Localiza Rent a Car SA	105	656
Lojas Renner SA	601,900	1,483,542
Mahle Metal Leve SA	39,700	178,085
Marfrig Global Foods SA(1)	285,900	879,539
Marisa Lojas SA(1)	42,058	6,641
Moura Dubeux Engenharia SA	17,300	35,395
Movida Participacoes SA(1)	96,800	82,050
MRV Engenharia e Participacoes SA(1)	190,400	163,603
Multilaser Industrial SA(1)	50,300	10,115
Oceanpact Servicos Maritimos SA(1)	49,000	44,628
Pagseguro Digital Ltd., Class A(1)	2,161	15,862
Pet Center Comercio e Participacoes SA	245,200	174,828
Petroleo Brasileiro SA, ADR	47,544	678,928
Petroleo Brasileiro SA, ADR, Preference Shares	61,193	797,957
Plano & Plano Desenvolvimento Imobiliario SA	40,100	82,442
Portobello SA(1)	10,300	6,916
PRIO SA	304,700	2,020,091

Raizen SA, Preference Shares	628,100	273,505
Randon SA Implementos e Participacoes, Preference Shares	39,400	66,924
Romi SA	12,012	18,127
Sao Martinho SA	107,200	441,678
Ser Educacional SA(1)	4,300	4,324
Serena Energia SA(1)	157,100	160,056
Simpar SA(1)	42,500	31,998
SLC Agricola SA	110,700	318,294
Suzano SA, ADR(2)	62,155	643,304
SYN prop e tech SA	11,300	14,912
Taurus Armas SA, Preference Shares	24,000	36,338
TIM SA, ADR	32,561	420,037
Trisul SA	16,100	13,781
Tupy SA	27,900	95,523
Ultrapar Participacoes SA, ADR	5,202	15,346
Unipar Carbocloro SA, Class B Preference Shares	1,260	10,655
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	214,900	218,229
Vale SA, ADR	309,562	3,052,281
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,300	49,267
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	296,300	278,729
Vibra Energia SA	447,400	1,520,631
Wilson Sons SA	30,300	78,913
		24,479,451
Chile — 0.5%
Banco de Chile	6,282,017	716,591
Banco de Credito e Inversiones SA	10,794	306,339
Banco Itau Chile SA	7,822	82,239
Cencosud Shopping SA	2,217	3,481
Cia Cervecerias Unidas SA, ADR	5,702	65,345
Colbun SA	2,621,447	329,225
Embotelladora Andina SA, Class B Preference Shares	95,655	280,665
Empresa Nacional de Telecomunicaciones SA	28,708	86,647
Empresas CMPC SA	243,329	380,038
Falabella SA(1)	68,291	233,944
Parque Arauco SA	55,119	88,214
Ripley Corp. SA(1)	140,653	38,699
Salfacorp SA	21,953	12,486
Sociedad Quimica y Minera de Chile SA, ADR	2,211	85,035
		2,708,948
China — 24.4%
361 Degrees International Ltd.	166,000	85,301
Agile Group Holdings Ltd.(1)	370,000	38,383
Akeso, Inc.(1)	22,000	207,664
A-Living Smart City Services Co. Ltd.(2)	174,250	66,692
ANE Cayman, Inc.(1)	331,000	347,223
ANTA Sports Products Ltd.	351,800	3,513,784
Anton Oilfield Services Group	34,000	2,584
Autohome, Inc., ADR	9	248
BAIC Motor Corp. Ltd., H Shares	817,500	236,492
Bank of Chongqing Co. Ltd., H Shares	397,000	293,462
Bank of Communications Co. Ltd., H Shares	1,928,000	1,396,663
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,484,000	346,221
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	11,000	11,678
Binjiang Service Group Co. Ltd.	26,500	60,471
BOC Aviation Ltd.	115,000	890,710

BOE Varitronix Ltd.(2)	39,000	27,916
Bosideng International Holdings Ltd.	3,238,000	1,690,745
Brilliance China Automotive Holdings Ltd.	1,806,000	669,101
BYD Electronic International Co. Ltd.	140,500	628,524
C&D International Investment Group Ltd.(2)	157,777	261,501
C&D Property Management Group Co. Ltd.	32,919	10,295
Canadian Solar, Inc.(1)(2)	16,283	202,072
Canvest Environmental Protection Group Co. Ltd.	288,000	164,735
Central China New Life Ltd.(1)	132,000	20,424
China Automotive Systems, Inc.	4,064	18,125
China BlueChemical Ltd., H Shares	514,000	132,301
China Bohai Bank Co. Ltd., H Shares(1)	193,500	21,931
China Chunlai Education Group Co. Ltd.(2)	79,000	43,815
China Cinda Asset Management Co. Ltd., H Shares	3,848,000	626,342
China CITIC Bank Corp. Ltd., H Shares	3,613,000	2,308,489
China Coal Energy Co. Ltd., H Shares	1,303,000	1,549,696
China Communications Services Corp. Ltd., H Shares	2,036,000	1,072,990
China Conch Venture Holdings Ltd.	813,000	697,450
China Datang Corp. Renewable Power Co. Ltd., H Shares	2,555,000	658,588
China East Education Holdings Ltd.(2)	535,500	199,125
China Education Group Holdings Ltd.	684,772	307,513
China Everbright Bank Co. Ltd., H Shares	1,681,000	584,371
China Everbright Environment Group Ltd.	1,331,000	602,613
China Everbright Greentech Ltd.	40,000	4,132
China Everbright Ltd.	156,000	104,751
China Feihe Ltd.	1,854,000	1,370,971
China Foods Ltd.	70,000	22,012
China Glass Holdings Ltd.(1)	88,000	5,414
China Hanking Holdings Ltd.	11,000	1,105
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	6,898
China Hongqiao Group Ltd.	1,719,500	2,525,400
China Kepei Education Group Ltd.(1)	104,000	18,507
China Lesso Group Holdings Ltd.	439,000	198,956
China Longyuan Power Group Corp. Ltd., H Shares	2,323,000	1,922,994
China Medical System Holdings Ltd.	382,000	386,142
China Meidong Auto Holdings Ltd.(2)	114,000	34,215
China Mengniu Dairy Co. Ltd.	837,000	1,843,292
China Merchants Port Holdings Co. Ltd.	433,285	687,136
China Minsheng Banking Corp. Ltd., H Shares	3,333,500	1,300,814
China Modern Dairy Holdings Ltd.	170,000	17,976
China National Building Material Co. Ltd., H Shares	2,688,000	1,153,312
China New Higher Education Group Ltd.	453,000	53,174
China Nonferrous Mining Corp. Ltd.	1,242,000	813,218
China Oriental Group Co. Ltd.	142,000	20,869
China Pacific Insurance Group Co. Ltd., H Shares	815,200	2,580,842
China Petroleum & Chemical Corp., Class H	264,000	141,869
China Power International Development Ltd.	4,191,000	1,598,370
China Railway Group Ltd., H Shares	1,912,000	924,213
China Resources Building Materials Technology Holdings Ltd.	1,426,000	328,847
China Resources Land Ltd.	526,500	1,573,908
China Resources Medical Holdings Co. Ltd.	422,000	210,084
China Resources Power Holdings Co. Ltd.	1,300,000	2,978,524
China Risun Group Ltd.(2)	407,000	162,417
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	3,513
China Shineway Pharmaceutical Group Ltd.	96,000	120,301

China South City Holdings Ltd.(1)(2)	854,000	22,753
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	40,715
China Taiping Insurance Holdings Co. Ltd.	1,186,000	1,882,059
China Tower Corp. Ltd., H Shares	26,692,000	3,512,266
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	410,000	116,645
China Travel International Investment Hong Kong Ltd.	118,000	14,773
China XLX Fertiliser Ltd.	281,000	148,322
China Yongda Automobiles Services Holdings Ltd.	570,500	141,474
China Youran Dairy Group Ltd.(1)	419,000	74,225
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	53,345
Chow Tai Fook Jewellery Group Ltd.	137,400	126,777
CIMC Enric Holdings Ltd.	422,000	367,737
CITIC Ltd.	1,933,000	2,160,845
CITIC Resources Holdings Ltd.	450,000	20,868
COFCO Joycome Foods Ltd.(1)(2)	2,476,000	459,822
Concord New Energy Group Ltd.	3,760,000	252,027
COSCO SHIPPING Ports Ltd.	575,344	334,921
Country Garden Services Holdings Co. Ltd.	1,027,000	748,260
CPMC Holdings Ltd.(1)	33,000	29,157
CSPC Pharmaceutical Group Ltd.	4,208,000	2,753,532
CSSC Hong Kong Shipping Co. Ltd.	254,000	52,677
Daqo New Energy Corp., ADR(1)(2)	28,319	567,230
Digital China Holdings Ltd.(2)	61,000	29,615
Dongfeng Motor Group Co. Ltd., Class H	932,000	420,709
DPC Dash Ltd.(1)(2)	8,900	89,444
Edvantage Group Holdings Ltd.	18,652	4,717
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	15,788
FIH Mobile Ltd.(1)	492,000	58,943
FinVolution Group, ADR	126,003	879,501
Fosun International Ltd.	711,500	386,927
Fu Shou Yuan International Group Ltd.	603,000	300,880
Fufeng Group Ltd.	380,000	232,069
Fuyao Glass Industry Group Co. Ltd., H Shares	85,600	576,122
GCL Technology Holdings Ltd.(1)(2)	482,000	90,375
GDS Holdings Ltd., Class A(1)	1,400	3,480
Geely Automobile Holdings Ltd.	3,692,000	6,647,792
Gemdale Properties & Investment Corp. Ltd.(2)	490,000	18,704
Genertec Universal Medical Group Co. Ltd.	360,500	217,425
GF Securities Co. Ltd., H Shares	327,800	453,647
GHW International(1)	176,000	65,695
Goodbaby International Holdings Ltd.(1)	643,000	73,814
Grand Pharmaceutical Group Ltd.	444,000	259,384
Great Wall Motor Co. Ltd., H Shares	1,602,000	2,594,777
Greentown China Holdings Ltd.(2)	3,000	3,696
Greentown Management Holdings Co. Ltd.	105,000	40,695
Guangzhou Automobile Group Co. Ltd., H Shares	122,000	46,897
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	148,000	31,720
Haichang Ocean Park Holdings Ltd.(1)(2)	1,362,000	71,895
Haidilao International Holding Ltd.	92,000	185,370
Haier Smart Home Co. Ltd., H Shares	309,800	1,041,988
Haitian International Holdings Ltd.	29,000	73,989
Hansoh Pharmaceutical Group Co. Ltd.	526,000	1,310,814
Harbin Electric Co. Ltd., H Shares	16,000	5,243
Hello Group, Inc., ADR	146,883	988,523
Hengan International Group Co. Ltd.	450,500	1,294,027

Hua Hong Semiconductor Ltd.(2)	2,000	5,313
Huaneng Power International, Inc., H Shares	738,000	384,929
Huatai Securities Co. Ltd., H Shares	175,800	304,063
Huazhong In-Vehicle Holdings Co. Ltd.(2)	144,000	4,260
iDreamSky Technology Holdings Ltd.(1)(2)	109,600	35,798
Ingdan, Inc.(1)	21,000	3,599
Inkeverse Group Ltd.	560,000	141,115
iQIYI, Inc., ADR(1)(2)	260,050	561,708
JD Health International, Inc.(1)	139,400	514,209
JD Logistics, Inc.(1)	899,600	1,623,480
Jiangxi Copper Co. Ltd., H Shares	187,000	301,841
Jinchuan Group International Resources Co. Ltd.(2)	49,000	3,368
Jinxin Fertility Group Ltd.(2)	9,000	3,475
Jiumaojiu International Holdings Ltd.(2)	206,000	88,974
JNBY Design Ltd.	184,000	347,485
Kangji Medical Holdings Ltd.(2)	64,000	49,187
KE Holdings, Inc., ADR	128,852	2,428,860
Kinetic Development Group Ltd.	598,000	100,718
Kingboard Holdings Ltd.	260,000	626,801
Kingboard Laminates Holdings Ltd.	11,000	10,511
Kuaishou Technology(1)	477,000	2,990,599
Lee & Man Paper Manufacturing Ltd.	659,000	197,366
LexinFintech Holdings Ltd., ADR	88,372	448,046
Li Auto, Inc., ADR(1)	139,415	3,301,347
Lingbao Gold Group Co. Ltd., Class H	68,000	26,128
Linklogis, Inc., Class B(2)	37,500	8,141
Longfor Group Holdings Ltd.(2)	1,231,163	1,748,901
Lonking Holdings Ltd.	563,000	103,094
Lufax Holding Ltd., ADR	14,642	35,873
Luye Pharma Group Ltd.(1)(2)	905,500	294,366
LVGEM China Real Estate Investment Co. Ltd.(1)	142,000	10,460
Maoyan Entertainment(1)(2)	1,200	1,375
Midea Real Estate Holding Ltd.(1)	109,600	41,447
Minth Group Ltd.(1)	424,000	729,149
MMG Ltd.(1)	1,937,600	665,066
NetDragon Websoft Holdings Ltd.	103,000	133,889
NetEase, Inc., ADR	7,327	640,966
New China Life Insurance Co. Ltd., H Shares	608,100	1,868,999
Nexteer Automotive Group Ltd.	717,000	266,163
Nine Dragons Paper Holdings Ltd.(1)	1,110,000	453,037
Niu Technologies, ADR(1)	15,204	28,279
Noah Holdings Ltd., ADR	19,160	251,379
People's Insurance Co. Group of China Ltd., H Shares	1,452,000	695,018
Perennial Energy Holdings Ltd.	130,000	17,576
PICC Property & Casualty Co. Ltd., H Shares	204,000	309,734
Poly Property Group Co. Ltd.(2)	459,000	95,504
Poly Property Services Co. Ltd., Class H(2)	77,000	313,897
Postal Savings Bank of China Co. Ltd., H Shares	78,000	44,423
Powerlong Commercial Management Holdings Ltd.(1)	20,500	6,393
Qifu Technology, Inc., ADR	100,878	3,844,461
Qudian, Inc., ADR(1)	47,848	150,243
Radiance Holdings Group Co. Ltd.(1)(2)	201,000	80,639
Sany Heavy Equipment International Holdings Co. Ltd.(2)	221,000	139,763
Scholar Education Group(1)	135,000	90,037
Seazen Group Ltd.(1)(2)	1,526,000	393,561

Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	9,200	5,324
Shanghai Chicmax Cosmetic Co. Ltd.	41,100	165,881
Shanghai Conant Optical Co. Ltd., Class H	48,500	89,799
Shanghai Industrial Holdings Ltd.	210,000	312,227
Shanghai Industrial Urban Development Group Ltd.	240,000	12,029
Shenzhen Expressway Corp. Ltd., H Shares	166,000	149,682
Shenzhen International Holdings Ltd.	830,360	684,400
Shimao Services Holdings Ltd.(1)	2,000	231
Shougang Fushan Resources Group Ltd.	1,333,000	451,914
Shui On Land Ltd.	1,013,500	90,183
Sihuan Pharmaceutical Holdings Group Ltd.	128,000	11,396
Simcere Pharmaceutical Group Ltd.(2)	86,000	77,597
Sino Biopharmaceutical Ltd.	701,000	295,342
Sino-Ocean Group Holding Ltd.(1)	3,000	115
Sinopharm Group Co. Ltd., H Shares	81,200	212,850
Sinotruk Hong Kong Ltd.	359,000	996,877
Skyworth Group Ltd.	715,457	276,963
SOHO China Ltd.(1)	537,000	50,637
SSY Group Ltd.	674,000	309,207
Sun Art Retail Group Ltd.	282,000	94,266
Sunac Services Holdings Ltd.(2)	539,000	124,578
SY Holdings Group Ltd.(2)	149,500	139,448
Tianli International Holdings Ltd.	669,000	371,827
Tianneng Power International Ltd.(2)	372,000	313,976
Tingyi Cayman Islands Holding Corp.	844,000	1,061,006
Tong Ren Tang Technologies Co. Ltd., H Shares	67,000	43,665
Tongcheng Travel Holdings Ltd.	411,600	1,011,901
Tongda Group Holdings Ltd.(1)	190,000	2,035
Topsports International Holdings Ltd.	715,000	225,477
TravelSky Technology Ltd., H Shares	94,000	127,212
Tsaker New Energy Tech Co. Ltd.	56,500	6,177
Tsingtao Brewery Co. Ltd., H Shares	234,000	1,468,385
Uni-President China Holdings Ltd.	149,000	131,926
Vipshop Holdings Ltd., ADR	160,576	2,217,555
Viva Biotech Holdings(1)	315,000	36,665
Vnet Group, Inc., ADR(1)	41,747	161,978
Want Want China Holdings Ltd.	2,772,000	1,562,509
Wasion Holdings Ltd.	272,000	238,275
Weibo Corp., ADR	5,021	48,202
Weichai Power Co. Ltd., H Shares	89,000	123,413
Weilong Delicious Global Holdings Ltd.	115,800	107,809
West China Cement Ltd.	1,504,000	294,481
Xiabuxiabu Catering Management China Holdings Co. Ltd.	240,000	26,426
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	4,977
Xinte Energy Co. Ltd., H Shares(1)(2)	160,000	175,769
Xinyi Energy Holdings Ltd.(2)	89,800	9,267
Xinyi Solar Holdings Ltd.(2)	2,274,000	1,015,764
XJ International Holdings Co. Ltd.(1)(2)	1,180,000	21,921
Xtep International Holdings Ltd.	661,000	449,277
Yadea Group Holdings Ltd.(2)	548,000	871,242
Yankuang Energy Group Co. Ltd., H Shares	1,286,000	1,482,405
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	248,000	290,161
Yihai International Holding Ltd.(2)	473,000	830,035
Yiren Digital Ltd., ADR	3,986	20,050
Yixin Group Ltd.	1,357,500	117,473

Yuexiu Services Group Ltd.	284,000	116,021
Yuexiu Transport Infrastructure Ltd.	460,000	223,247
Zengame Technology Holding Ltd.	246,000	92,123
Zhejiang Expressway Co. Ltd., H Shares	44,760	29,520
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	301,500	67,333
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	3,600	2,420
ZTO Express Cayman, Inc., ADR	133,826	2,542,694
		125,964,067
Greece — 0.5%
Aegean Airlines SA	9,756	97,866
Eurobank Ergasias Services & Holdings SA, Class A	196,277	416,234
Hellenic Telecommunications Organization SA	3,023	47,771
HELLENiQ ENERGY Holdings SA	19,029	136,716
LAMDA Development SA(1)	12,980	98,641
Motor Oil Hellas Corinth Refineries SA	14,051	291,424
National Bank of Greece SA	97,940	691,402
Optima bank SA	3,897	52,093
Piraeus Financial Holdings SA	166,423	611,952
Titan Cement International SA	5,692	233,402
		2,677,501
Hong Kong — 0.1%
CARsgen Therapeutics Holdings Ltd.(1)(2)	58,000	49,868
Country Garden Holdings Co. Ltd.(1)(2)	2,289,000	343,350
EVA Precision Industrial Holdings Ltd.	54,000	4,668
Hilong Holding Ltd.(1)	205,000	1,489
Midea Construction(1)	109,600	60,999
Shinsun Holdings Group Co. Ltd.(1)	137,000	176
		460,550
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	14,689	100,678
OTP Bank Nyrt	23,570	1,277,587
		1,378,265
India — 22.7%
5Paisa Capital Ltd.(1)	3,763	21,929
Aarti Industries Ltd.	46,403	246,877
Aarti Pharmalabs Ltd.	5,749	43,299
Accelya Solutions India Ltd.	954	17,647
Adani Enterprises Ltd.	10,608	310,211
Adani Ports & Special Economic Zone Ltd.	70,575	997,534
Adani Power Ltd.(1)	89,479	589,156
Aditya Birla Capital Ltd.(1)	101,920	234,942
Aditya Birla Sun Life Asset Management Co. Ltd.	19,688	201,657
AGI Greenpac Ltd.	2,759	31,408
AGS Transact Technologies Ltd.(1)	24,586	22,554
Ajanta Pharma Ltd.	7,940	284,805
Allcargo Logistics Ltd.	37,584	23,939
Allcargo Terminals Ltd.(1)	9,396	4,408
Amara Raja Energy & Mobility Ltd.	41,686	633,802
Amber Enterprises India Ltd.(1)	7,318	526,563
Ambika Cotton Mills Ltd.	311	5,555
Anant Raj Ltd.	33,112	264,924
Andhra Sugars Ltd.	4,689	5,562
Apar Industries Ltd.	6,058	725,580
APL Apollo Tubes Ltd.	10,245	184,352
Apollo Hospitals Enterprise Ltd.	1,240	100,351

Apollo Tyres Ltd.	97,784	591,872
Aptech Ltd.	2,186	4,598
Archean Chemical Industries Ltd.	29,536	249,865
Arvind Ltd.	80,255	360,202
Ashoka Buildcon Ltd.(1)	31,206	92,292
Aster DM Healthcare Ltd.	24,098	142,880
Astra Microwave Products Ltd.	7,929	75,217
Aurobindo Pharma Ltd.	64,167	961,257
Avadh Sugar & Energy Ltd.	1,300	9,537
Avanti Feeds Ltd.	12,346	85,818
Axis Bank Ltd., GDR	6,159	412,451
Bajaj Auto Ltd.	7,410	793,510
Bajaj Consumer Care Ltd.	11,479	28,652
Bajaj Finance Ltd.	21,358	1,666,332
Bajaj Finserv Ltd.	4,134	77,514
Bajaj Hindusthan Sugar Ltd.(1)	393,023	156,705
Bajel Projects Ltd.(1)	4,771	14,194
Balaji Amines Ltd.	2,247	54,982
Balrampur Chini Mills Ltd.	40,732	282,674
Bandhan Bank Ltd.	241,359	483,940
Bank of Baroda	178,827	522,936
BASF India Ltd.	1,729	123,135
Bata India Ltd.	12,870	215,301
Bayer CropScience Ltd.	87	5,866
BEML Ltd.	8,417	423,627
Best Agrolife Ltd.	2,513	18,295
Bhansali Engineering Polymers Ltd.	3,804	5,728
Bharat Electronics Ltd.	675,918	2,472,759
Bharat Heavy Electricals Ltd.	161,556	482,912
Bharat Petroleum Corp. Ltd.	449,119	1,559,987
Birla Corp. Ltd.	1,882	27,727
Birlasoft Ltd.	20,238	141,965
Blue Dart Express Ltd.	1,054	93,742
Bombay Burmah Trading Co.	8,982	256,541
Bombay Dyeing & Manufacturing Co. Ltd.	65,785	165,065
Borosil Renewables Ltd.(1)	3,660	19,211
Brigade Enterprises Ltd.	23,579	347,905
Brightcom Group Ltd.(1)	813,426	77,977
BSE Ltd.	8,899	493,861
Butterfly Gandhimathi Appliances Ltd.(1)	68	660
Can Fin Homes Ltd.	37,412	366,021
Canara Bank	217,430	263,335
Capacit'e Infraprojects Ltd.(1)	30,281	155,733
Caplin Point Laboratories Ltd.	145	3,778
Castrol India Ltd.	154,605	368,555
CCL Products India Ltd.	7,880	73,916
Ceat Ltd.	10,691	390,911
Century Enka Ltd.	2,034	15,716
Cera Sanitaryware Ltd.	575	50,506
Chambal Fertilisers & Chemicals Ltd.	74,480	455,632
Chennai Petroleum Corp. Ltd.	28,167	209,370
Cholamandalam Investment & Finance Co. Ltd.	85,436	1,250,643
CIE Automotive India Ltd.	9,963	56,777
Cipla Ltd.	11,659	211,997
City Union Bank Ltd.	143,223	304,890

CMS Info Systems Ltd.	47,109	277,357
Coal India Ltd.	435,296	2,153,172
Cochin Shipyard Ltd.	22,331	418,438
Confidence Petroleum India Ltd.	23,445	20,922
Coromandel International Ltd.	21,786	462,332
Cosmo First Ltd.	2,175	20,182
Craftsman Automation Ltd.	2,192	132,659
CreditAccess Grameen Ltd.	20,459	218,943
Credo Brands Marketing Ltd.	9,928	21,192
CSB Bank Ltd.(1)	13,926	50,742
Cyient Ltd.	26,619	585,588
Dalmia Bharat Ltd.	517	11,159
Dalmia Bharat Sugar & Industries Ltd.	1,821	9,553
DCB Bank Ltd.	33,280	48,824
DCM Shriram Ltd.	11,097	151,739
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	243,988
Deepak Nitrite Ltd.	5,896	190,599
Dhampur Bio Organics Ltd.	1,877	2,871
Dhampur Sugar Mills Ltd.(1)	12,479	27,905
Dilip Buildcon Ltd.	20,482	117,218
Dish TV India Ltd.(1)	328,947	42,194
Dr. Reddy's Laboratories Ltd., ADR	38,480	544,107
Dwarikesh Sugar Industries Ltd.(1)	12,008	9,455
eClerx Services Ltd.	3,563	147,667
Edelweiss Financial Services Ltd.	102,601	149,860
Eicher Motors Ltd.	6,288	360,044
EID Parry India Ltd.(1)	28,654	291,628
Elecon Engineering Co. Ltd.	14,376	99,683
Emami Ltd.	24,015	194,910
Endurance Technologies Ltd.	2,695	75,065
Engineers India Ltd.	44,338	106,070
Epack Durable Ltd.(1)	24,810	120,780
Epigral Ltd.	4,773	117,921
EPL Ltd.	18,512	56,302
Equitas Small Finance Bank Ltd.	51,083	37,804
Escorts Kubota Ltd.	4,030	169,840
Ester Industries Ltd.(1)	4,313	7,795
Eveready Industries India Ltd.	21,670	99,977
Everest Industries Ltd.	1,179	11,386
Excel Industries Ltd.	459	7,999
Exide Industries Ltd.	12,458	66,891
Federal Bank Ltd.	441,587	1,104,496
Filatex India Ltd.	92,883	74,238
Fine Organic Industries Ltd.	593	36,553
Finolex Industries Ltd.	81,777	260,789
G R Infraprojects Ltd.(1)	1,800	34,972
Gabriel India Ltd.	19,239	101,228
Galaxy Surfactants Ltd.	679	22,605
Garden Reach Shipbuilders & Engineers Ltd.	4,895	97,545
Gateway Distriparks Ltd.	19,801	19,410
Geojit Financial Services Ltd.	52,137	73,512
GHCL Ltd.	20,385	145,423
GHCL Textiles Ltd.	13,434	15,371
GIC Housing Finance Ltd.	10,437	26,981
Glenmark Pharmaceuticals Ltd.	43,891	795,314

Global Health Ltd.(1)	16,312	207,893
Globus Spirits Ltd.	4,244	44,507
Godawari Power & Ispat Ltd.	101,475	227,304
Godrej Agrovet Ltd.	20,225	180,144
Gokaldas Exports Ltd.(1)	29,083	332,472
Gokul Agro Resources Ltd.(1)	26,678	107,119
Granules India Ltd.	34,246	237,244
Grasim Industries Ltd.	39,614	1,224,431
Great Eastern Shipping Co. Ltd.	51,791	675,791
Greenpanel Industries Ltd.	8,159	33,604
Greenply Industries Ltd.	10,648	42,776
Gufic Biosciences Ltd.	5,829	28,624
Gujarat Alkalies & Chemicals Ltd.	4,525	42,163
Gujarat Ambuja Exports Ltd.	28,756	42,389
Gujarat Mineral Development Corp. Ltd.	13,196	54,054
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	306,314
Gujarat Pipavav Port Ltd.	102,692	228,875
Gujarat State Fertilizers & Chemicals Ltd.	70,571	187,812
Gulf Oil Lubricants India Ltd.	7,317	95,979
Hathway Cable & Datacom Ltd.(1)	169,968	34,853
HBL Power Systems Ltd.	17,551	129,963
HCL Technologies Ltd.	140,309	3,078,348
HDFC Asset Management Co. Ltd.	14,450	720,705
HealthCare Global Enterprises Ltd.(1)	9,740	57,947
Heritage Foods Ltd.	15,708	91,288
Hero MotoCorp Ltd.	21,742	1,228,001
HG Infra Engineering Ltd.	7,303	115,418
Hikal Ltd.	12,048	58,849
HIL Ltd.	251	7,511
Himadri Speciality Chemical Ltd., ADR	55,687	348,421
Hindalco Industries Ltd.	260,049	2,025,501
Hinduja Global Solutions Ltd.	845	6,933
Hindustan Aeronautics Ltd.	26,857	1,428,001
Hindustan Copper Ltd.	38,304	125,600
Hindustan Petroleum Corp. Ltd.	305,656	1,391,294
Hindware Home Innovation Ltd.	2,624	8,948
I G Petrochemicals Ltd.	1,051	7,655
ICICI Securities Ltd.	24,348	251,791
IIFL Finance Ltd.	129,256	645,485
IIFL Securities Ltd.	74,766	290,149
India Glycols Ltd.	189	2,862
IndiaMart InterMesh Ltd.	4,228	117,519
Indian Bank	40,248	274,717
Indian Energy Exchange Ltd.	63,666	133,170
Indian Metals & Ferro Alloys Ltd.	1,190	11,900
Indian Oil Corp. Ltd.	680,141	1,120,545
Indian Renewable Energy Development Agency Ltd.(1)	22,551	55,064
Indo Count Industries Ltd.	22,802	87,845
Indus Towers Ltd.(1)	212,559	881,919
IndusInd Bank Ltd.	2,827	33,390
Intellect Design Arena Ltd.	15,447	131,485
IOL Chemicals & Pharmaceuticals Ltd.	3,269	14,351
IRCON International Ltd.	44,986	112,082
ITD Cementation India Ltd.	51,929	322,098
J Kumar Infraprojects Ltd.	15,616	139,635

Jai Balaji Industries Ltd.(1)	8,512	91,857
Jaiprakash Power Ventures Ltd.(1)	285,099	62,384
Jammu & Kashmir Bank Ltd.	103,347	119,578
Jamna Auto Industries Ltd.	114,313	139,870
Jana Small Finance Bank Ltd.(1)	9,150	44,702
Jindal Poly Films Ltd.	1,238	12,815
Jindal Saw Ltd.	81,100	296,158
Jindal Stainless Ltd.	76,692	621,674
Jindal Steel & Power Ltd.	93,814	1,010,043
JK Cement Ltd.	3,149	159,834
JK Lakshmi Cement Ltd.	15,916	147,221
JK Paper Ltd.	18,583	93,350
JK Tyre & Industries Ltd.	49,804	226,192
JM Financial Ltd.	163,471	264,577
JSW Steel Ltd.	137,289	1,575,129
Jubilant Ingrevia Ltd.	15,747	146,585
Jubilant Pharmova Ltd.	14,710	215,562
Kalpataru Projects International Ltd.	31,656	428,729
Karnataka Bank Ltd.	64,176	161,457
Karur Vysya Bank Ltd.	185,770	521,619
Kaveri Seed Co. Ltd.	10,126	103,890
KEC International Ltd.	34,010	425,911
Kirloskar Brothers Ltd.	6,089	164,546
Kirloskar Ferrous Industries Ltd.	14,319	101,778
KNR Constructions Ltd.	17,237	66,802
Kolte-Patil Developers Ltd.	2,489	10,913
Kotak Mahindra Bank Ltd.	70,322	1,473,291
KPI Green Energy Ltd.	15,492	145,484
KPIT Technologies Ltd.	7,670	124,582
KPR Mill Ltd.	4,523	52,497
KRBL Ltd.	4,023	14,712
Krsnaa Diagnostics Ltd.	3,390	40,037
L&T Finance Ltd.	211,252	357,379
Larsen & Toubro Ltd.	109,751	4,848,904
Laurus Labs Ltd.	29,514	198,564
LG Balakrishnan & Bros Ltd.	4,162	63,845
LIC Housing Finance Ltd.	110,257	836,082
LT Foods Ltd.	39,856	187,812
LUX Industries Ltd.	271	6,177
Maharashtra Seamless Ltd.	15,917	121,412
Mahindra & Mahindra Financial Services Ltd.	87,242	283,094
Mahindra & Mahindra Ltd.	85,148	2,999,476
Mahindra Logistics Ltd.	7,483	33,935
Maithan Alloys Ltd.	648	8,191
Man Infraconstruction Ltd.	32,334	89,858
Manali Petrochemicals Ltd.	13,942	10,339
Manappuram Finance Ltd.	279,005	517,765
Marksans Pharma Ltd.	83,831	341,368
MAS Financial Services Ltd.	5,661	18,626
Matrimony.com Ltd.	3,231	24,167
Mazagon Dock Shipbuilders Ltd.	2,533	137,949
Medplus Health Services Ltd.(1)	4,549	42,177
Meghmani Organics Ltd.(1)	23,240	26,783
Minda Corp. Ltd.	26,484	155,827
MOIL Ltd.	8,159	30,611

Motherson Sumi Wiring India Ltd.	46,684	35,470
Motilal Oswal Financial Services Ltd.	48,784	532,521
Mphasis Ltd.	15,732	556,245
MRF Ltd.	390	579,057
Mrs Bectors Food Specialities Ltd.	1,317	28,291
MSTC Ltd.	897	7,673
Multi Commodity Exchange of India Ltd.	7,292	535,441
Muthoot Finance Ltd.	27,983	636,632
Muthoot Microfin Ltd.(1)	9,966	22,208
Narayana Hrudayalaya Ltd.	17,172	258,076
Natco Pharma Ltd.	12,871	209,875
National Aluminium Co. Ltd.	272,795	784,618
National Fertilizers Ltd.	11,767	17,097
Nava Ltd.	16,016	201,475
NCC Ltd.	152,198	560,262
Neuland Laboratories Ltd.	1,328	263,330
NIIT Learning Systems Ltd.	7,779	43,283
Nippon Life India Asset Management Ltd.	34,760	282,792
NLC India Ltd.	23,997	73,863
NMDC Ltd.	180,098	492,518
NOCIL Ltd.	44,152	138,119
NTPC Ltd.	551,807	2,382,733
Nuvama Wealth Management Ltd.	3,487	271,375
Oil & Natural Gas Corp. Ltd.	656,103	1,999,238
Oil India Ltd.	137,056	798,272
Olectra Greentech Ltd.	470	8,921
Optiemus Infracom Ltd.(1)	2,901	23,849
Oracle Financial Services Software Ltd.	5,461	758,793
Orient Cement Ltd.	20,379	82,907
Orient Electric Ltd.	27,985	77,881
Orient Green Power Co. Ltd.(1)	230,963	48,082
Panama Petrochem Ltd.	7,332	30,114
PCBL Ltd.	73,480	379,179
Pearl Global Industries Ltd.	2,567	36,810
Pennar Industries Ltd.(1)	25,863	64,089
Persistent Systems Ltd.	12,534	878,401
Petronet LNG Ltd.	232,679	919,818
PNB Housing Finance Ltd.(1)	25,989	274,895
PNC Infratech Ltd.	39,746	139,770
Power Finance Corp. Ltd.	343,202	2,015,636
Power Mech Projects Ltd.	3,410	114,610
Praj Industries Ltd.	18,823	184,171
Prakash Industries Ltd.	18,137	36,131
Pricol Ltd.(1)	24,483	140,633
Prince Pipes & Fittings Ltd.	3,796	19,212
Prism Johnson Ltd.(1)	17,007	38,002
PTC India Ltd.	119,175	245,866
Quess Corp. Ltd.	11,914	99,641
Railtel Corp. of India Ltd.	49,019	238,518
Ramco Cements Ltd.	22,911	275,717
Ramkrishna Forgings Ltd.	28,820	330,626
Rane Holdings Ltd.	3,225	69,247
Rashtriya Chemicals & Fertilizers Ltd.	32,956	70,140
Raymond Lifestyle Ltd.(1)	8,304	201,157
Raymond Ltd.	10,381	202,223

RBL Bank Ltd.	115,927	213,288
REC Ltd.	430,617	2,721,564
Redington Ltd.	102,736	240,602
Reliance Power Ltd.(1)	587,154	269,362
Repco Home Finance Ltd.	20,466	119,952
Rhi Magnesita India Ltd.	3,248	20,044
RITES Ltd.	28,436	96,143
Rolex Rings Ltd.(1)	969	23,278
RPG Life Sciences Ltd.	1,481	38,913
Rupa & Co. Ltd.	11,092	34,067
Sammaan Capital Ltd.	141,669	282,403
Samvardhana Motherson International Ltd.	500,342	966,535
Sanghi Industries Ltd.(1)	11,763	11,326
Sanghvi Movers Ltd.	17,142	67,289
Sanofi Consumer Healthcare India Ltd.(1)	2,035	116,214
Sanofi India Ltd.	2,035	154,117
Sansera Engineering Ltd.	14,965	281,877
Sarda Energy & Minerals Ltd.	15,000	79,630
Satia Industries Ltd.	7,648	9,318
Satin Creditcare Network Ltd.(1)	27,482	51,650
SBFC Finance Ltd.(1)	94,629	97,654
SBI Cards & Payment Services Ltd.	30,138	250,193
SEAMEC Ltd.(1)	1,351	20,666
SH Kelkar & Co. Ltd.	16,969	56,821
Sharda Cropchem Ltd.	3,884	37,119
Share India Securities Ltd.	1,200	4,127
Shipping Corp. of India Land & Assets Ltd.	12,981	10,762
Shipping Corp. of India Ltd.	98,450	274,330
Shree Cement Ltd.	396	122,436
Shriram Finance Ltd.	55,706	1,993,778
Shriram Pistons & Rings Ltd.	4,820	123,386
Siyaram Silk Mills Ltd.	1,138	10,430
SKF India Ltd.	701	41,610
SMC Global Securities Ltd.	24,500	44,437
Sobha Ltd.	7,465	147,716
Sobha Ltd.	952	8,318
Sonata Software Ltd.	35,352	262,387
South Indian Bank Ltd.	136,663	39,385
Southern Petrochemical Industries Corp. Ltd.	13,120	12,080
Speciality Restaurants Ltd.	6,760	12,233
SRF Ltd.	11,511	308,943
Star Cement Ltd.(1)	10,927	23,745
State Bank of India, GDR	14,473	1,440,879
Stove Kraft Ltd.	4,364	42,620
Strides Pharma Science Ltd.	15,628	303,105
Sudarshan Chemical Industries Ltd.	7,929	100,424
Sun Pharmaceutical Industries Ltd.	11,584	244,506
Sun TV Network Ltd.	33,580	302,023
Sunflag Iron & Steel Co. Ltd.(1)	6,209	15,772
Supreme Industries Ltd.	4,391	241,993
Supreme Petrochem Ltd.	14,619	123,869
Surya Roshni Ltd.	14,296	97,010
Suryoday Small Finance Bank Ltd.(1)	20,262	33,589
Suven Pharmaceuticals Ltd.(1)	12,009	185,601
Tamil Nadu Newsprint & Papers Ltd.	14,869	30,200

Tamilnadu Petroproducts Ltd.	8,337	8,001
Tanla Platforms Ltd.	13,081	109,029
Tata Chemicals Ltd.	47,129	621,397
Tata Motors Ltd.	5,470	51,129
Tata Steel Ltd.	1,422,278	2,440,639
Tech Mahindra Ltd.	88,788	1,804,049
Thermax Ltd.	774	42,146
Thirumalai Chemicals Ltd.	8,400	37,422
Thomas Cook India Ltd.	67,853	167,495
Time Technoplast Ltd.	26,322	140,486
Titagarh Rail System Ltd.	25,526	365,898
Tourism Finance Corp. of India Ltd.	29,418	62,884
Tracxn Technologies Ltd.(1)	29,864	28,734
TransIndia Real Estate Ltd.	9,396	4,161
Transport Corp. of India Ltd.	1,955	24,781
Trident Ltd.	487,320	196,509
Triveni Turbine Ltd.	15,888	145,170
Tube Investments of India Ltd.	4,947	210,546
TV Today Network Ltd.	8,203	19,708
TVS Srichakra Ltd.	401	17,904
Uflex Ltd.	4,366	27,730
Ugar Sugar Works Ltd.	8,924	8,089
Ujjivan Small Finance Bank Ltd.	409,138	173,060
UltraTech Cement Ltd.	2,930	389,173
Union Bank of India Ltd.	34,854	50,378
Usha Martin Ltd.	8,471	38,155
UTI Asset Management Co. Ltd.	15,869	244,452
Utkarsh Small Finance Bank Ltd.	76,221	32,498
Valiant Organics Ltd.(1)	587	2,347
Vardhman Textiles Ltd.	35,896	202,564
Varroc Engineering Ltd.(1)	14,391	88,690
Vedanta Ltd.	162,029	871,902
Venky's India Ltd.	72	1,499
Vishnu Chemicals Ltd.	3,715	17,573
VLS Finance Ltd.	6,312	27,992
VRL Logistics Ltd.	8,200	52,742
Welspun Corp. Ltd.	30,168	277,373
Welspun Enterprises Ltd.	19,561	123,613
Welspun Living Ltd.	72,728	131,657
West Coast Paper Mills Ltd.	9,632	65,550
Wockhardt Ltd.(1)	21,069	350,884
Wonderla Holidays Ltd.	3,866	38,038
Yes Bank Ltd.(1)	257,765	61,027
		116,892,879
Indonesia — 1.7%
ABM Investama Tbk. PT	215,600	47,597
Adaro Minerals Indonesia Tbk. PT(1)	2,490,600	192,514
Alamtri Resources Indonesia Tbk. PT	3,636,000	477,114
Aneka Tambang Tbk. PT	28,800	2,605
Astra International Tbk. PT	2,992,500	964,078
Bank BTPN Syariah Tbk. PT	204,100	11,718
Bank Mandiri Persero Tbk. PT	7,300,300	2,838,484
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	390,700	23,175
Buana Lintas Lautan Tbk. PT(1)	905,400	6,279
Bukit Asam Tbk. PT	1,361,600	232,089

Charoen Pokphand Indonesia Tbk. PT	1,200	354
Delta Dunia Makmur Tbk. PT	2,928,500	127,661
Dharma Polimetal Tbk. PT	468,500	29,559
Dharma Satya Nusantara Tbk. PT	3,047,600	218,199
Elnusa Tbk. PT	1,789,200	49,930
Energi Mega Persada Tbk. PT(1)	1,696,400	25,895
ESSA Industries Indonesia Tbk. PT	241,600	12,518
Gajah Tunggal Tbk. PT	696,000	49,884
Harum Energy Tbk. PT(1)	83,500	5,748
Indah Kiat Pulp & Paper Tbk. PT	160,400	73,475
Indika Energy Tbk. PT	234,200	20,765
Indo Tambangraya Megah Tbk. PT	127,800	214,778
Indosat Tbk. PT	85,600	12,968
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	290,000	10,524
Japfa Comfeed Indonesia Tbk. PT	1,623,600	175,382
Jasa Marga Persero Tbk. PT	634,000	178,038
Medco Energi Internasional Tbk. PT	2,456,200	169,137
Media Nusantara Citra Tbk. PT(1)	18,900	358
Mitra Pinasthika Mustika Tbk. PT	18,000	1,124
PP Persero Tbk. PT(1)	22,000	541
Samudera Indonesia Tbk. PT	1,378,000	24,539
Sawit Sumbermas Sarana Tbk. PT(1)	546,000	43,552
Siloam International Hospitals Tbk. PT	88,300	17,565
Surya Semesta Internusa Tbk. PT	652,800	39,325
Telkom Indonesia Persero Tbk. PT, ADR	83,412	1,424,677
Triputra Agro Persada PT	474,200	24,221
United Tractors Tbk. PT	433,200	731,785
XL Axiata Tbk. PT	1,791,500	251,327
		8,729,482
Malaysia — 1.9%
Aeon Co. M Bhd.	66,900	22,595
Alliance Bank Malaysia Bhd.	233,100	257,578
AMMB Holdings Bhd.	357,400	433,426
Axiata Group Bhd.	373,900	197,038
Bank Islam Malaysia Bhd.	157,000	95,003
Berjaya Corp. Bhd.(1)	412,870	27,953
Bermaz Auto Bhd.	213,800	97,602
Bumi Armada Bhd.(1)	590,200	75,763
CELCOMDIGI Bhd.	50,400	40,615
Chin Hin Group Bhd.(1)	45,600	23,824
CIMB Group Holdings Bhd.	959,904	1,781,465
Dayang Enterprise Holdings Bhd.	152,900	71,546
DRB-Hicom Bhd.	107,900	24,814
Ekovest Bhd.(1)	360,400	28,890
Fraser & Neave Holdings Bhd.	1,900	11,805
Genting Bhd.	372,100	313,348
Genting Malaysia Bhd.	164,200	79,848
HAP Seng Consolidated Bhd.	73,800	64,253
Hengyuan Refining Co. Bhd.(1)	24,700	11,288
Hibiscus Petroleum Bhd.	212,140	96,872
IJM Corp. Bhd.	384,100	258,039
Insas Bhd.	6,100	1,300
Jaya Tiasa Holdings Bhd.	276,200	82,775
Kelington Group Bhd.	71,100	55,924
Kossan Rubber Industries Bhd.	112,700	62,998

KSL Holdings Bhd.(1)	27,100	10,773
Kuala Lumpur Kepong Bhd.	51,532	242,188
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	9
Mah Sing Group Bhd.	473,900	179,591
Malayan Banking Bhd.	534,560	1,226,647
Malaysia Airports Holdings Bhd.	134,300	320,322
Malaysia Smelting Corp. Bhd.	25,900	13,256
Malaysian Resources Corp. Bhd.	564,900	66,861
MBSB Bhd.	256,000	42,929
Mega First Corp. Bhd.	60,700	59,259
MISC Bhd.	151,200	246,747
Pecca Group Bhd.	65,300	20,129
Perak Transit Bhd.	69,000	11,416
Perdana Petroleum Bhd.(1)	287,300	17,182
Public Bank Bhd.	1,182,100	1,189,308
RHB Bank Bhd.	214,821	326,748
Sapura Energy Bhd.(1)	62,700	571
Sarawak Oil Palms Bhd.	22,350	17,425
Scientex Bhd.	31,300	32,105
SD Guthrie Bhd.	166,000	180,017
Shin Yang Group Bhd.	175,300	35,617
Sime Darby Property Bhd.	789,700	255,096
Solarvest Holdings Bhd.(1)	43,700	15,640
SP Setia Bhd. Group	415,600	124,648
Supermax Corp. Bhd.(1)	279,520	52,857
Syarikat Takaful Malaysia Keluarga Bhd.	14,000	11,906
Ta Ann Holdings Bhd.	19,100	19,223
TASCO Bhd.	6,400	1,024
Telekom Malaysia Bhd.	181,200	259,343
Teo Seng Capital Bhd.	52,979	28,499
TH Plantations Bhd.	130,800	20,884
TSH Resources Bhd.	185,600	50,116
United Plantations Bhd.	30,700	209,124
Velesto Energy Bhd.	1,494,600	53,816
Wasco Bhd.(1)	74,400	17,554
WCT Holdings Bhd.(1)	292,400	54,655
Yinson Holdings Bhd.	333,856	195,387
		9,825,434
Mexico — 2.1%
Alfa SAB de CV, Class A	733,787	556,149
Alpek SAB de CV	25,416	17,410
America Movil SAB de CV, ADR	93,368	1,384,647
Banco del Bajio SA	230,842	482,331
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	32,060	246,862
GCC SAB de CV	156	1,396
Genomma Lab Internacional SAB de CV, Class B	325,259	432,770
Gentera SAB de CV	541,874	684,135
Gruma SAB de CV, B Shares	35,794	612,074
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10	1,880
Grupo Comercial Chedraui SA de CV	48,610	315,746
Grupo Financiero Banorte SAB de CV, Class O	410,162	2,704,634
Grupo Financiero Inbursa SAB de CV, Class O(1)	261,128	618,961
Grupo Mexico SAB de CV, Series B	400,089	1,948,937
Industrias Penoles SAB de CV(1)	14	203
Megacable Holdings SAB de CV	249,662	479,331

Nemak SAB de CV(1)(2)	809,166	72,174
Regional SAB de CV	294	1,639
		10,561,279
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	300	174
ACEN Corp.	29,310	1,990
Alliance Global Group, Inc.	273,900	40,991
Bank of the Philippine Islands	248,268	544,496
BDO Unibank, Inc.	393,056	1,036,935
Converge Information & Communications Technology Solutions, Inc.	659,500	184,540
DMCI Holdings, Inc.	755,000	137,339
First Gen Corp.	11,100	3,217
Globe Telecom, Inc.	1,359	48,717
GT Capital Holdings, Inc.	19,640	219,610
JG Summit Holdings, Inc.	272,970	102,788
LT Group, Inc.	210,000	36,364
Metropolitan Bank & Trust Co.	404,980	527,065
Nickel Asia Corp.	100,800	5,109
PLDT, Inc., ADR	40	888
Puregold Price Club, Inc.	233,400	121,907
Robinsons Land Corp.	225,400	51,072
Robinsons Retail Holdings, Inc.	19,230	11,748
Security Bank Corp.	103,920	153,820
Semirara Mining & Power Corp.	170,100	93,170
		3,321,940
Poland — 1.0%
Alior Bank SA	28,274	637,101
Bank Millennium SA(1)	145,942	303,845
Bank Polska Kasa Opieki SA	25,850	864,053
Budimex SA	248	28,819
CCC SA(1)	11,855	607,610
Grupa Kety SA	3,278	585,298
Jastrzebska Spolka Weglowa SA(1)	210	1,322
LPP SA	153	591,403
Orange Polska SA	140,087	265,604
ORLEN SA	58,738	738,992
Pepco Group NV(1)	21,652	84,946
Powszechny Zaklad Ubezpieczen SA	18,375	200,369
Text SA	10	153
XTB SA	21,307	371,686
		5,281,201
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC	70,860	—
VTB Bank PJSC(1)	30,520	—
		2
South Africa — 3.7%
Absa Group Ltd.	143,928	1,380,035
AECI Ltd.	27,481	140,406
Afrimat Ltd.(2)	11,459	41,620
Anglo American Platinum Ltd.(2)	2,228	74,267
Astral Foods Ltd.(1)	8,712	92,544
Barloworld Ltd.	29,146	138,412
Coronation Fund Managers Ltd.	25,855	58,038

DataTec Ltd.	1,834	4,442
Exxaro Resources Ltd.	37,266	345,460
FirstRand Ltd.	389,067	1,669,345
Foschini Group Ltd.	90,282	856,853
Gold Fields Ltd., ADR	109,725	1,589,915
Impala Platinum Holdings Ltd.(1)	144,847	824,867
KAP Ltd.(1)	436,358	80,339
Kumba Iron Ore Ltd.	7,988	148,169
Life Healthcare Group Holdings Ltd.	237,545	219,541
Merafe Resources Ltd.	366,791	29,646
Momentum Group Ltd.	436,958	731,856
Motus Holdings Ltd.	57,738	395,081
MTN Group Ltd.	271,528	1,218,400
Nedbank Group Ltd.	87,267	1,404,555
Ninety One Ltd.	18,811	38,749
Northam Platinum Holdings Ltd.	87,342	544,882
Old Mutual Ltd.	1,336,649	944,117
Omnia Holdings Ltd.	24,234	98,264
PPC Ltd.	164,385	42,241
Raubex Group Ltd.	10,410	30,531
Reinet Investments SCA	8,010	215,006
Sappi Ltd.	149,944	419,467
Sasol Ltd., ADR(2)	71,044	355,930
Sibanye Stillwater Ltd., ADR(1)(2)	102,643	419,810
Standard Bank Group Ltd.	207,405	2,735,924
Sun International Ltd.	42,077	101,090
Telkom SA SOC Ltd.(1)	112,092	212,205
Thungela Resources Ltd.	54,476	388,388
Truworths International Ltd.	104,332	592,536
Vodacom Group Ltd.	38,444	217,575
Wilson Bayly Holmes-Ovcon Ltd.	2,513	28,446
		18,828,952
South Korea — 12.2%
Aekyung Chemical Co. Ltd.	2,849	15,841
Ananti, Inc.(1)	17,960	70,629
Asiana Airlines, Inc.(1)	9,961	76,791
BNK Financial Group, Inc.	47,411	359,712
Byucksan Corp.	10,363	14,001
CJ CGV Co. Ltd.(1)	36,303	145,221
CJ CheilJedang Corp.	3,754	711,833
CJ Corp.	3,041	210,094
CJ ENM Co. Ltd.(1)	6,227	289,526
CJ Logistics Corp.	2,490	146,469
Cosmax, Inc.	1,858	177,917
Coway Co. Ltd.	10,851	514,208
Cuckoo Homesys Co. Ltd.	777	11,568
Daeduck Electronics Co. Ltd.	10,395	107,474
Daesang Corp.	14,228	209,558
Daewoong Co. Ltd.	8,210	125,039
Daishin Securities Co. Ltd.	1,990	24,333
Daou Data Corp.	1,498	11,640
Daou Technology, Inc.	12,844	168,490
DB HiTek Co. Ltd.	10,879	247,288
DB Insurance Co. Ltd.	19,600	1,537,727
DGB Financial Group, Inc.	33,509	213,476

DL E&C Co. Ltd.	7,974	192,967
Dongkuk Holdings Co. Ltd.	1,826	9,689
Dongwon F&B Co. Ltd.	3,168	73,358
Doosan Tesna, Inc.	1,825	35,145
GOLFZON Co. Ltd.	1,071	55,321
GS Holdings Corp.	12,122	364,862
GS Retail Co. Ltd.	11,814	196,046
HAESUNG DS Co. Ltd.	4,202	65,755
Hana Financial Group, Inc.	97,428	4,368,961
Hana Micron, Inc.	7,180	50,211
Hankook Tire & Technology Co. Ltd.	35,070	950,533
Hansae Co. Ltd.	8,712	88,742
Hansol Technics Co. Ltd.	9,513	26,842
Hanwha Aerospace Co. Ltd.	8,430	1,896,021
Hanwha Corp.	4,556	97,854
Hanwha Corp., Preference Shares	506	5,722
Hanwha General Insurance Co. Ltd.	32,298	101,700
Hanwha Industrial Solutions Co. Ltd.(1)	9,337	223,545
Hanwha Life Insurance Co. Ltd.	73,093	141,665
Harim Holdings Co. Ltd.	18,552	79,211
HD Hyundai Co. Ltd.	16,552	925,755
HD Hyundai Construction Equipment Co. Ltd.	5,650	251,357
HD Hyundai Infracore Co. Ltd.(1)	54,314	296,042
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	10,935	1,610,614
HDC Hyundai Development Co-Engineering & Construction, E Shares	11,880	176,426
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	3,935
HL Holdings Corp.	774	19,170
HL Mando Co. Ltd.	17,431	483,933
HMM Co. Ltd.	3,244	41,802
Hwa Shin Co. Ltd.	5,675	29,443
Hyosung TNC Corp.	681	94,794
HYUNDAI Corp.	2,071	30,112
Hyundai Department Store Co. Ltd.	4,013	133,614
Hyundai Elevator Co. Ltd.	1,854	71,041
Hyundai Glovis Co. Ltd.	9,512	841,021
Hyundai Marine & Fire Insurance Co. Ltd.	28,682	547,814
Hyundai Motor Co.	22,911	3,611,098
Hyundai Steel Co.	22,415	337,831
Hyundai Wia Corp.	7,271	213,046
Industrial Bank of Korea	86,961	929,089
Innocean Worldwide, Inc.	3,235	46,657
INTOPS Co. Ltd.	2,261	29,655
IS Dongseo Co. Ltd.	3,939	60,111
JB Financial Group Co. Ltd.	60,496	854,297
KB Financial Group, Inc., ADR	84,099	5,796,944
KCC Corp.	1,228	213,662
KEPCO Plant Service & Engineering Co. Ltd.	2,768	93,519
KG Dongbusteel	15,429	73,300
KG Eco Solution Co. Ltd.	9,800	35,937
Kia Corp.	51,555	3,452,270
KISCO Corp.	1,013	6,441
KIWOOM Securities Co. Ltd.	5,775	535,257
Kolon Industries, Inc.	1,785	36,003
KoMiCo Ltd.	1,848	48,956
Korea Circuit Co. Ltd.(1)	204	1,178

Korea Electric Terminal Co. Ltd.	1,528	73,360
Korea Line Corp.(1)	53,816	68,917
Korean Air Lines Co. Ltd.	38,864	724,738
Korean Reinsurance Co.	67,326	392,042
KT Corp.	24,264	852,616
Kumho Petrochemical Co. Ltd.	2,701	192,034
Kumho Tire Co., Inc.(1)	58,261	200,886
Kyung Dong Navien Co. Ltd.	2,946	159,536
LB Semicon, Inc.(1)	404	1,003
LG Chem Ltd.	5,363	1,097,237
LG Display Co. Ltd., ADR(1)	144,344	487,883
LG Electronics, Inc.	23,572	1,523,611
LG Innotek Co. Ltd.	2,244	262,716
LG Uplus Corp.	77,793	647,383
LIG Nex1 Co. Ltd.	3,403	484,404
Lotte Chilsung Beverage Co. Ltd.	2,023	175,504
Lotte Rental Co. Ltd.	5,554	123,301
Lotte Wellfood Co. Ltd.	1,335	107,208
LX International Corp.	11,747	241,240
Mcnex Co. Ltd.	2,225	32,237
MegaStudyEdu Co. Ltd.	2,275	67,334
Meritz Financial Group, Inc.	34,268	2,514,708
Mirae Asset Life Insurance Co. Ltd.(1)	707	2,692
Namhae Chemical Corp.	5,380	24,514
Neowiz	2,255	31,870
Nexen Tire Corp.	14,477	65,342
NICE Holdings Co. Ltd.	772	6,160
OCI Holdings Co. Ltd.	4,555	194,840
Orion Corp.	7,439	548,969
Orion Holdings Corp.	8,126	94,118
Ottogi Corp.	652	193,612
Pan Ocean Co. Ltd.	80,594	200,189
Partron Co. Ltd.	8,584	44,560
Poongsan Corp.	10,871	402,888
POSCO Holdings, Inc., ADR	4,041	208,596
Posco International Corp.	10,955	372,343
PSK, Inc.	4,942	60,377
Samsung Electro-Mechanics Co. Ltd.	3,503	273,492
Samsung Fire & Marine Insurance Co. Ltd.	7,537	2,132,348
Samsung Heavy Industries Co. Ltd.(1)	5,827	48,711
Samsung Life Insurance Co. Ltd.	964	74,266
Samsung Securities Co. Ltd.	17,731	607,985
Samyang Foods Co. Ltd.	173	64,805
SD Biosensor, Inc.(1)	1,247	9,883
SeAH Besteel Holdings Corp.	1,826	30,207
SeAH Steel Corp.	374	31,393
SeAH Steel Holdings Corp.	952	117,157
Sebang Co. Ltd.	1,932	16,268
Sebang Global Battery Co. Ltd.	3,316	169,111
Seoul Semiconductor Co. Ltd.	12,339	62,321
Seoyon E-Hwa Co. Ltd.	6,370	55,038
Shinhan Financial Group Co. Ltd., ADR	96,158	3,709,776
Shinsegae, Inc.	2,931	282,787
SK D&D Co. Ltd.	1,846	9,942
SK Discovery Co. Ltd.	2,896	76,455

SK Eternix Co. Ltd.(1)	6,127	57,679
SK Gas Ltd.	1,060	165,043
SK Networks Co. Ltd.	42,816	133,583
SK Telecom Co. Ltd., ADR	23,043	558,101
SK, Inc.	1,497	147,062
SL Corp.	7,236	160,315
SNT Dynamics Co. Ltd.	9,584	135,466
SNT Motiv Co. Ltd.	1,460	43,296
S-Oil Corp.	13,634	561,273
Sungwoo Hitech Co. Ltd.	25,049	94,863
TKG Huchems Co. Ltd.	5,591	74,291
Tongyang Life Insurance Co. Ltd.	20,226	84,654
Unid Co. Ltd.	2,655	119,854
Woongjin Thinkbig Co. Ltd.(1)	13,479	16,117
Woori Financial Group, Inc.	241,578	2,900,596
Youngone Corp.	8,607	253,667
Youngone Holdings Co. Ltd.	2,887	178,484
Yuanta Securities Korea Co. Ltd.	12,496	24,408
Zinus, Inc.	3,494	54,031
		62,760,805
Taiwan — 21.4%
Ability Enterprise Co. Ltd.	78,000	111,868
AcBel Polytech, Inc.	19,497	19,958
Acon Holding, Inc.(1)	9,000	3,480
Acter Group Corp. Ltd.	29,000	281,764
ADATA Technology Co. Ltd.(2)	62,953	170,479
Advanced International Multitech Co. Ltd.	48,000	109,046
Advanced Power Electronics Corp.	2,000	5,644
Advancetek Enterprise Co. Ltd.	172,000	432,189
Air Asia Co. Ltd.	20,000	18,733
Alexander Marine Co. Ltd.	4,217	30,866
Allied Circuit Co. Ltd.	2,000	7,169
Alltek Technology Corp.	10,800	12,187
Alltop Technology Co. Ltd.	1,000	8,570
Alpha Networks, Inc.	44,000	50,737
Altek Corp.	91,000	89,914
Amazing Microelectronic Corp.	161	463
Ambassador Hotel	41,000	71,495
Ampire Co. Ltd.	24,000	25,058
AMPOC Far-East Co. Ltd.	31,000	100,195
AmTRAN Technology Co. Ltd.	257,468	155,943
Anji Technology Co. Ltd.	3,059	2,831
Apex Dynamics, Inc.	3,000	63,051
Apex International Co. Ltd.(1)	11,421	14,904
Arcadyan Technology Corp.	31,000	158,839
Ardentec Corp.(2)	179,000	297,254
ASE Technology Holding Co. Ltd., ADR	121,716	1,183,079
Asia Cement Corp.	497,000	644,642
Asia Polymer Corp.	92,000	45,780
ASolid Technology Co. Ltd.	10,000	16,296
Asustek Computer, Inc.	125,000	2,280,267
AUO Corp.(1)	646,400	311,622
Avalue Technology, Inc.(2)	16,000	48,252
Avermedia Technologies	49,000	62,288
Axiomtek Co. Ltd.	25,000	81,476

Azurewave Technologies, Inc.	54,000	73,743
Bafang Yunji International Co. Ltd.	10,000	45,475
Bank of Kaohsiung Co. Ltd.	150,380	53,789
Basso Industry Corp.	34,000	44,815
BES Engineering Corp.	332,000	115,293
B'in Live Co. Ltd.	9,900	25,981
Bioteque Corp.	1,000	3,902
Bizlink Holding, Inc.	11,000	221,447
Bonny Worldwide Ltd.(1)	13,000	109,148
Brighton-Best International Taiwan, Inc.	15,000	15,770
Capital Futures Corp.	58,000	104,125
Career Technology MFG. Co. Ltd.(1)	3,753	1,990
Caswell, Inc.	18,000	68,204
Catcher Technology Co. Ltd.	136,000	826,465
Cathay Financial Holding Co. Ltd.	2,544,624	5,176,696
Central Reinsurance Co. Ltd.	213,406	170,048
Chain Chon Industrial Co. Ltd.	35,000	15,970
Chang Hwa Commercial Bank Ltd.	1,050,576	570,366
Channel Well Technology Co. Ltd.	46,000	92,478
Charoen Pokphand Enterprise(2)	56,000	170,847
Cheng Loong Corp.	112,000	75,036
Cheng Mei Materials Technology Corp.(1)	113,871	45,101
Cheng Shin Rubber Industry Co. Ltd.	667,000	1,042,388
Cheng Uei Precision Industry Co. Ltd.(2)	151,000	373,039
Chenming Electronic Technology Corp.	33,000	150,234
Chia Chang Co. Ltd.	7,000	8,903
Chicony Electronics Co. Ltd.	198,000	962,982
Chicony Power Technology Co. Ltd.	22,000	87,010
China Airlines Ltd.	648,000	499,466
China Bills Finance Corp.	14,000	6,468
China Container Terminal Corp.	12,000	12,165
China Glaze Co. Ltd.	51,000	33,903
China Metal Products	94,000	97,719
China Motor Corp.	9,000	23,496
Chinese Maritime Transport Ltd.	25,000	33,153
Chin-Poon Industrial Co. Ltd.	176,000	208,288
Chipbond Technology Corp.	130,000	258,844
ChipMOS Technologies, Inc.	229,000	226,949
Chong Hong Construction Co. Ltd.	100,000	276,605
Chun Yuan Steel Industry Co. Ltd.	63,000	35,885
Chung-Hsin Electric & Machinery Manufacturing Corp.	132,000	646,094
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	16,504
Chunghwa Precision Test Tech Co. Ltd.	4,000	90,413
Clevo Co.(2)	40,000	70,115
CMC Magnetics Corp.	233,960	81,378
Collins Co. Ltd.	42,000	23,151
Compal Electronics, Inc.	1,005,000	1,146,324
Compeq Manufacturing Co. Ltd.	190,000	359,079
Concord International Securities Co. Ltd.	245,704	122,125
Concord Securities Co. Ltd.	467,250	196,968
Continental Holdings Corp.	68,000	63,945
Coremax Corp.	6,548	12,362
Coretronic Corp.	70,000	168,274
Co-Tech Development Corp.	63,000	115,232
Cryomax Cooling System Corp.(2)	41,163	48,594

CTBC Financial Holding Co. Ltd.	4,497,000	5,194,654
CTCI Corp.	119,000	150,070
CviLux Corp.	51,000	78,528
CyberPower Systems, Inc.	25,000	275,942
DA CIN Construction Co. Ltd.	11,200	17,358
Da-Li Development Co. Ltd.	196,822	270,204
Darfon Electronics Corp.	66,000	102,515
Darwin Precisions Corp.(1)	165,000	68,038
Daxin Materials Corp.	3,000	19,013
Depo Auto Parts Ind Co. Ltd.	55,000	409,057
Dimerco Data System Corp.	13,000	43,232
Dimerco Express Corp.	28,351	71,463
Dynamic Holding Co. Ltd.(2)	97,000	185,369
Dynapack International Technology Corp.	46,000	281,650
E&R Engineering Corp.	23,000	66,185
Eastech Holding Ltd.	30,000	124,705
Elan Microelectronics Corp.	32,000	145,082
Elite Advanced Laser Corp.(1)	9,000	68,414
Elite Material Co. Ltd.	50,000	727,461
Elitegroup Computer Systems Co. Ltd.(2)	50,000	36,727
Emerging Display Technologies Corp.	30,000	24,912
Ennostar, Inc.(1)	120,000	164,687
Eson Precision Ind Co. Ltd.	23,000	49,276
Eternal Materials Co. Ltd.	249,000	229,508
Eva Airways Corp.	642,000	824,772
Evergreen International Storage & Transport Corp.	139,000	133,156
Evergreen Marine Corp. Taiwan Ltd.	365,400	2,454,899
EVERGREEN Steel Corp.(2)	23,000	70,198
Everlight Chemical Industrial Corp.	140,000	97,678
Everlight Electronics Co. Ltd.	146,000	351,330
Excelliance Mos Corp.	1,000	2,733
Excelsior Medical Co. Ltd.	28,113	75,121
EZconn Corp.	23,000	362,304
Far Eastern Department Stores Ltd.	402,000	312,698
Far Eastern International Bank	955,870	399,706
Far Eastern New Century Corp.	586,000	605,485
Far EasTone Telecommunications Co. Ltd.	85,000	235,908
Farglory Land Development Co. Ltd.	47,000	95,170
Feedback Technology Corp.	8,640	34,693
First Insurance Co. Ltd.	67,000	51,410
First Steamship Co. Ltd.(1)	156,000	36,990
Fitipower Integrated Technology, Inc.	9,750	72,418
Fittech Co. Ltd.(1)	4,202	19,343
FLEXium Interconnect, Inc.	60,000	124,493
Flytech Technology Co. Ltd.	39,000	99,525
Forcecon Tech Co. Ltd.	11,312	52,539
Formosa International Hotels Corp.	7,000	41,624
Formosa Optical Technology Co. Ltd.	14,000	46,619
Formosa Taffeta Co. Ltd.	150,000	93,878
Formosan Union Chemical	17,000	11,266
Foxconn Technology Co. Ltd.	57,000	142,169
Foxsemicon Integrated Technology, Inc.	32,000	307,041
Franbo Lines Corp.	61,629	35,987
Froch Enterprise Co. Ltd.	42,000	22,697
FSP Technology, Inc.	28,000	56,530

Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	3,372
Fu Hua Innovation Co. Ltd.	82,499	87,325
Fubon Financial Holding Co. Ltd.	1,923,985	5,242,835
Fulgent Sun International Holding Co. Ltd.	48,000	165,963
Full Wang International Development Co. Ltd.(1)	3,701	4,647
Fulltech Fiber Glass Corp.(1)	57,593	50,587
Fusheng Precision Co. Ltd.	53,000	511,079
G Shank Enterprise Co. Ltd.	28,591	76,564
Gallant Precision Machining Co. Ltd.	70,000	266,279
Gamania Digital Entertainment Co. Ltd.	68,000	181,115
GEM Services, Inc.	1,000	2,138
Gemtek Technology Corp.	73,000	81,403
General Interface Solution Holding Ltd.(1)	45,000	68,255
Genius Electronic Optical Co. Ltd.	13,000	179,568
Getac Holdings Corp.	58,000	187,664
Giant Manufacturing Co. Ltd.	164,000	772,738
Gigabyte Technology Co. Ltd.(2)	75,000	633,044
Global Brands Manufacture Ltd.	116,760	198,794
Global Lighting Technologies, Inc.	3,000	5,740
Global PMX Co. Ltd.	24,000	85,400
Globalwafers Co. Ltd.	23,000	292,117
Globe Union Industrial Corp.	73,000	32,338
GMI Technology, Inc.(2)	85,000	155,278
Gold Circuit Electronics Ltd.	8,100	46,713
Goldsun Building Materials Co. Ltd.	319,000	533,007
Gordon Auto Body Parts	59,000	71,331
Gourmet Master Co. Ltd.	18,000	53,154
Grand Fortune Securities Co. Ltd.	119,600	46,899
Grand Pacific Petrochemical(1)	113,144	40,004
Great Tree Pharmacy Co. Ltd.	1,805	9,532
Great Wall Enterprise Co. Ltd.	76,000	125,030
Greatek Electronics, Inc.	81,000	141,992
Group Up Industrial Co. Ltd.	10,000	80,808
Hai Kwang Enterprise Corp.(1)	4,200	2,202
Hannstar Board Corp.	67,160	105,791
HannStar Display Corp.(1)	202,000	54,651
HannsTouch Holdings Co.(1)	44,000	14,280
Hanpin Electron Co. Ltd.	31,000	55,248
Hey Song Corp.	13,000	16,662
Highwealth Construction Corp.	660,000	979,123
Hi-Lai Foods Co. Ltd.	10,000	45,979
Hitron Technology, Inc.	84,000	91,455
Hiyes International Co. Ltd.(2)	40,222	223,748
Ho Tung Chemical Corp.	23,000	5,997
Hocheng Corp.	55,460	29,494
Holy Stone Enterprise Co. Ltd.	10,500	29,079
Hong Ho Precision Textile Co. Ltd.	46,000	77,864
Hong TAI Electric Industrial	33,000	35,265
Hotai Finance Co. Ltd.	33,300	88,241
Hotai Motor Co. Ltd.	72,000	1,368,924
Hotel Holiday Garden(1)	15,592	8,076
Hsin Ba Ba Corp.	38,000	150,551
Hu Lane Associate, Inc.	30,750	157,425
Hua Nan Financial Holdings Co. Ltd.	242,400	194,903
Huaku Development Co. Ltd.	35,200	132,476

Hung Sheng Construction Ltd.	190,000	158,294
Hwacom Systems, Inc.	90,000	66,182
Hwang Chang General Contractor Co. Ltd.(2)	69,883	160,179
IBF Financial Holdings Co. Ltd.	257,796	117,827
I-Chiun Precision Industry Co. Ltd.(2)	37,458	127,608
IEI Integration Corp.	16,000	39,146
IKKA Holdings Cayman Ltd.	12,000	33,603
Innodisk Corp.	17,685	129,103
Innolux Corp.	1,548,868	726,394
Inpaq Technology Co. Ltd.	35,000	85,732
Integrated Service Technology, Inc.	23,000	102,247
International CSRC Investment Holdings Co.(1)	72,000	33,811
International Games System Co. Ltd.	12,000	357,451
Inventec Corp.(2)	449,000	684,360
Iron Force Industrial Co. Ltd.	8,296	26,449
ITE Technology, Inc.	10,000	43,447
ITEQ Corp.(2)	67,000	156,750
Jarllytec Co. Ltd.	16,000	97,273
Jean Co. Ltd.(2)	57,254	45,444
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	8,773
Jinan Acetate Chemical Co. Ltd.(2)	6,852	188,644
Johnson Health Tech Co. Ltd.	46,000	224,378
Jourdeness Group Ltd.	7,000	10,415
Kaimei Electronic Corp.	29,000	61,345
Kaori Heat Treatment Co. Ltd.	7,000	73,787
Kedge Construction Co. Ltd.	9,180	21,349
Kenda Rubber Industrial Co. Ltd.	47,000	41,760
Kenmec Mechanical Engineering Co. Ltd.(2)	38,188	101,020
Kerry TJ Logistics Co. Ltd.	38,000	46,398
KGI Financial Holding Co. Ltd.	1,584,728	843,244
KGI Financial Holding Co. Ltd., Preference Shares	59,976	14,371
Kindom Development Co. Ltd.	204,000	372,844
King Polytechnic Engineering Co. Ltd.	23,100	36,036
King Yuan Electronics Co. Ltd.	229,000	903,717
King's Town Bank Co. Ltd.	451,000	673,763
Kinik Co.	12,000	111,278
Kinpo Electronics	220,000	204,143
Kinsus Interconnect Technology Corp.(2)	43,000	126,509
KNH Enterprise Co. Ltd.	27,000	14,903
Ko Ja Cayman Co. Ltd.	10,000	14,693
KS Terminals, Inc.	19,000	45,861
Kung Sing Engineering Corp.(1)	49,000	17,168
Kuo Toong International Co. Ltd.	70,000	115,354
Kura Sushi Asia Co. Ltd.	4,000	10,677
Kwong Lung Enterprise Co. Ltd.	11,000	19,253
L&K Engineering Co. Ltd.(2)	57,390	409,842
Lanner Electronics, Inc.	42,440	118,031
Lealea Enterprise Co. Ltd.(1)	78,000	22,113
Lelon Electronics Corp.	5,000	12,162
Lemtech Holdings Co. Ltd.	12,000	39,774
Leofoo Development Co. Ltd.(1)	66,000	35,178
Li Peng Enterprise Co. Ltd.(1)	295,000	70,768
Lida Holdings Ltd.	23,000	17,873
Life Travel & Tourist Service Co. Ltd.	9,000	27,181
Lingsen Precision Industries Ltd.(1)	75,000	41,832

Lion Travel Service Co. Ltd.	31,000	116,377
Long Bon International Co. Ltd.(1)	235,000	150,857
Longchen Paper & Packaging Co. Ltd.(1)	71,000	27,052
Longwell Co.	71,000	158,578
Lotes Co. Ltd.	20,000	1,113,611
Lotus Pharmaceutical Co. Ltd.	17,000	153,195
Lumax International Corp. Ltd.	13,000	43,048
Lungteh Shipbuilding Co. Ltd.	8,000	25,623
Macronix International Co. Ltd.	128,000	82,965
Makalot Industrial Co. Ltd.	35,700	352,580
Man Zai Industrial Co. Ltd.	13,650	18,514
Marketech International Corp.	18,000	82,089
Materials Analysis Technology, Inc.	8,414	66,792
Mayer Steel Pipe Corp.	49,200	44,575
Megaforce Co. Ltd.(1)	3,000	2,676
Merry Electronics Co. Ltd.	65,980	216,983
MIN AIK Technology Co. Ltd.(1)	1,000	728
Mirle Automation Corp.(2)	15,000	35,305
MPI Corp.	19,000	461,036
My Humble House Hospitality Management Consulting(1)	27,000	42,038
Namchow Holdings Co. Ltd.	73,000	119,465
Nan Liu Enterprise Co. Ltd.	1,000	2,142
Nan Pao Resins Chemical Co. Ltd.	16,000	159,103
Nan Ya Printed Circuit Board Corp.	20,000	72,458
Nang Kuang Pharmaceutical Co. Ltd.	11,000	14,525
Nantex Industry Co. Ltd.	25,000	26,248
Nanya Technology Corp.(1)(2)	112,000	116,323
Netronix, Inc.	3,000	11,039
Nexcom International Co. Ltd.	27,000	43,050
Nichidenbo Corp.	28,000	63,402
Niching Industrial Corp.	7,869	20,801
Nien Made Enterprise Co. Ltd.	38,000	471,200
Niko Semiconductor Co. Ltd.	6,612	10,009
Novatek Microelectronics Corp.(2)	118,000	1,770,185
O-Bank Co. Ltd.	348,000	105,873
Orient Semiconductor Electronics Ltd.	134,000	147,833
O-TA Precision Industry Co. Ltd.	14,000	34,320
Pacific Construction Co.	67,000	24,705
Pacific Hospital Supply Co. Ltd.	1,000	2,754
Pan-International Industrial Corp.	39,000	44,932
Pegatron Corp.	95,000	277,500
PharmaEngine, Inc.	9,000	27,100
Pou Chen Corp.	1,107,000	1,395,850
Powerchip Semiconductor Manufacturing Corp.(1)	401,000	210,858
Powertech Technology, Inc.	167,000	635,290
Poya International Co. Ltd.	3,090	45,641
President Securities Corp.	476,000	389,202
Primax Electronics Ltd.	78,000	190,291
Prince Housing & Development Corp.	83,000	27,656
Prosperity Dielectrics Co. Ltd.	19,000	25,869
Quanta Computer, Inc.	93,000	845,458
Quanta Storage, Inc.	55,000	162,973
Quintain Steel Co. Ltd.(1)	66,353	23,677
Radiant Opto-Electronics Corp.	103,000	607,258
Radium Life Tech Co. Ltd.(1)	372,000	121,757

Raydium Semiconductor Corp.	4,000	45,812
Realtek Semiconductor Corp.	41,000	605,778
Rechi Precision Co. Ltd.	140,000	115,196
Rexon Industrial Corp. Ltd.	41,000	39,757
Rich Development Co. Ltd.	189,520	58,094
Rich Honour International Designs Co. Ltd.	10,000	21,217
Richmond International Travel & Tours Co. Ltd.	7,000	20,160
Rodex Fasteners Corp.	11,000	13,002
Roo Hsing Co. Ltd.(1)	30,000	2,926
Roundtop Machinery Industries Co. Ltd.	43,000	52,765
Run Long Construction Co. Ltd.(2)	46,200	59,031
Sanyang Motor Co. Ltd.	223,000	489,047
Scientech Corp.	8,000	103,240
SDI Corp.	25,000	79,154
Sea & Land Integrated Corp.	3,400	2,785
Senao Networks, Inc.	3,489	22,265
Shanghai Commercial & Savings Bank Ltd.	91,000	110,301
Sharehope Medicine Co. Ltd.	19,656	17,429
ShenMao Technology, Inc.	28,000	54,962
Shih Her Technologies, Inc.	21,000	82,450
Shih Wei Navigation Co. Ltd.(1)	48,773	26,640
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	3,000	5,685
Shin Kong Financial Holding Co. Ltd.(1)	7,588,148	2,709,497
Shin Zu Shing Co. Ltd.	54,693	328,177
Shinkong Insurance Co. Ltd.	121,000	373,555
Sigurd Microelectronics Corp.	183,000	390,637
Simplo Technology Co. Ltd.	35,000	408,328
Sincere Navigation Corp.	77,000	62,738
Sinmag Equipment Corp.	6,000	26,826
Sino-American Silicon Products, Inc.	24,000	114,012
Sinon Corp.	156,000	217,751
SinoPac Financial Holdings Co. Ltd.	3,133,755	2,252,739
Sinyi Realty, Inc.	1,000	905
Sitronix Technology Corp.	13,000	83,240
Siward Crystal Technology Co. Ltd.	27,000	22,502
Softstar Entertainment, Inc.(1)	2,631	4,798
Soft-World International Corp.	36,000	143,371
Solteam, Inc.	28,399	47,686
Speed Tech Corp.	43,000	70,681
Sports Gear Co. Ltd.	6,000	25,650
Sunonwealth Electric Machine Industry Co. Ltd.	40,000	123,806
Sunrex Technology Corp.	17,000	33,343
Sunspring Metal Corp.	90,000	92,488
Sunty Development Co. Ltd.	43,000	25,538
Supreme Electronics Co. Ltd.	178,487	355,038
Swancor Holding Co. Ltd.	12,000	35,212
Symtek Automation Asia Co. Ltd.	18,363	120,807
Syncmold Enterprise Corp.	39,000	109,876
Synnex Technology International Corp.	123,000	287,769
Syscom Computer Engineering Co.	13,000	20,794
T3EX Global Holdings Corp.	19,000	46,177
TA Chen Stainless Pipe(2)	395,000	422,896
TA-I Technology Co. Ltd.	4,000	5,792
Tai Tung Communication Co. Ltd.(1)	5,000	4,107
Taichung Commercial Bank Co. Ltd.	1,312,421	759,677

TaiDoc Technology Corp.	15,000	68,249
Taiflex Scientific Co. Ltd.	34,516	52,207
Taimide Tech, Inc.	2,000	2,611
Tai-Saw Technology Co. Ltd.	19,000	14,561
Taishin Financial Holding Co. Ltd.	2,319,666	1,224,719
TAI-TECH Advanced Electronics Co. Ltd.	28,000	102,891
Taiwan Business Bank	2,619,530	1,196,680
Taiwan Cogeneration Corp.	3,610	4,717
Taiwan Fertilizer Co. Ltd.	70,000	120,915
Taiwan FU Hsing Industrial Co. Ltd.	54,000	89,065
Taiwan Hon Chuan Enterprise Co. Ltd.	147,202	668,461
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	38,933	48,837
Taiwan Line Tek Electronic	22,660	19,056
Taiwan Navigation Co. Ltd.	58,000	55,591
Taiwan Paiho Ltd.	123,000	295,800
Taiwan PCB Techvest Co. Ltd.	40,000	46,275
Taiwan Surface Mounting Technology Corp.	106,000	339,948
Taiwan Takisawa Technology Co. Ltd.	30,000	76,971
Taiwan Union Technology Corp.	62,000	330,434
TBI Motion Technology Co. Ltd.(1)	58,000	71,514
TCC Group Holdings Co. Ltd.	52,000	53,728
Te Chang Construction Co. Ltd.	26,000	49,618
Teco Electric & Machinery Co. Ltd.	385,000	632,221
Test Research, Inc.	42,000	169,563
Thinking Electronic Industrial Co. Ltd.	14,000	66,869
Thye Ming Industrial Co. Ltd.	54,000	108,383
Ton Yi Industrial Corp.	112,000	54,191
Tong Yang Industry Co. Ltd.	151,000	554,195
Tong-Tai Machine & Tool Co. Ltd.	58,000	58,583
Topco Scientific Co. Ltd.	26,866	246,289
Topkey Corp.	39,000	236,363
TPK Holding Co. Ltd.(1)	78,000	100,185
Tripod Technology Corp.	71,000	416,379
Trusval Technology Co. Ltd.	18,000	105,621
Tsang Yow Industrial Co. Ltd.	20,000	17,229
Tsann Kuen Enterprise Co. Ltd.	28,331	27,550
TSEC Corp.(2)	87,000	52,980
TSRC Corp.	82,000	57,867
TTFB Co. Ltd.	3,300	20,296
TTY Biopharm Co. Ltd.	9,000	20,965
Tung Ho Steel Enterprise Corp.	169,000	368,058
Tung Thih Electronic Co. Ltd.	16,500	51,049
TXC Corp.	108,000	351,148
TYC Brother Industrial Co. Ltd.	136,000	273,173
UDE Corp.	43,000	110,580
U-Ming Marine Transport Corp.	93,000	171,102
Unic Technology Corp.	37,000	39,808
Unimicron Technology Corp.	105,000	487,031
Union Bank of Taiwan	349,520	165,692
Union Insurance Co. Ltd.(1)	26,000	25,575
Uni-President Enterprises Corp.	1,273,000	3,324,116
Unitech Printed Circuit Board Corp.(1)(2)	194,000	188,114
United Integrated Services Co. Ltd.	42,000	556,507
United Microelectronics Corp.(2)	1,351,000	1,832,871
United Orthopedic Corp.	18,000	54,692

Universal Cement Corp.	101,796	91,924
USI Corp.	102,000	40,318
Utechzone Co. Ltd.	3,000	11,290
Ventec International Group Co. Ltd.	18,000	38,832
Viking Tech Corp.	11,000	15,940
Wah Lee Industrial Corp.	59,000	222,470
Walsin Technology Corp.	21,000	61,416
Walton Advanced Engineering, Inc.	108,000	51,273
Wan Hai Lines Ltd.	62,850	161,615
Wei Chuan Foods Corp.	7,000	3,947
Weikeng Industrial Co. Ltd.	165,000	179,909
Well Shin Technology Co. Ltd.	29,000	57,569
Wholetech System Hitech Ltd.	32,000	101,314
Winbond Electronics Corp.(1)	501,173	249,385
Winstek Semiconductor Co. Ltd.	14,000	43,753
Wisdom Marine Lines Co. Ltd.	78,000	179,656
Wistron Corp.	494,000	1,743,934
Wistron NeWeb Corp.	27,072	97,240
Wonderful Hi-Tech Co. Ltd.	21,000	22,378
Wowprime Corp.	19,790	141,232
WPG Holdings Ltd.	299,000	651,555
WT Microelectronics Co. Ltd.	183,791	626,144
WUS Printed Circuit Co. Ltd.(2)	50,000	79,345
WW Holding, Inc.	12,000	38,401
Xxentria Technology Materials Corp.	16,350	28,420
Yang Ming Marine Transport Corp.	621,000	1,407,364
Yankey Engineering Co. Ltd.	7,822	75,880
YC INOX Co. Ltd.(1)	86,379	53,934
YCC Parts Manufacturing Co. Ltd.	11,000	18,417
Yem Chio Co. Ltd.	80,000	44,518
Yen Sun Technology Corp.	30,000	44,314
Yeong Guan Energy Technology Group Co. Ltd.(1)	10,028	12,383
YFY, Inc.	98,000	92,300
Yieh Phui Enterprise Co. Ltd.	274,380	128,779
Youngtek Electronics Corp.	16,000	30,956
Yuanta Financial Holding Co. Ltd.	1,347,814	1,385,058
Yuanta Futures Co. Ltd.	37,000	103,796
Yulon Finance Corp.(2)	102,916	373,875
Yulon Motor Co. Ltd.	123,208	212,445
Yungshin Construction & Development Co. Ltd.(2)	43,000	220,320
YungShin Global Holding Corp.	30,000	52,045
Zenitron Corp.	62,000	59,372
Zero One Technology Co. Ltd.	31,000	110,065
Zhen Ding Technology Holding Ltd.(2)	104,000	369,991
Zippy Technology Corp.	5,000	10,215
Zyxel Group Corp.	70,558	86,337
		110,008,592
Thailand — 1.9%
AAPICO Hitech PCL, NVDR	30,600	16,086
Advanced Info Service PCL, NVDR	196,300	1,633,454
AEON Thana Sinsap Thailand PCL, NVDR	20,700	74,603
Asia Plus Group Holdings PCL, NVDR	235,500	16,778
Bangchak Corp. PCL, NVDR	298,200	268,202
Bangchak Sriracha PCL, NVDR	109,800	23,597
Bangkok Chain Hospital PCL, NVDR	324,800	157,258

Banpu PCL, NVDR	153,200	25,557
BCPG PCL, NVDR	112,500	18,546
BEC World PCL, NVDR	156,900	18,219
BG Container Glass PCL, NVDR	16,200	3,618
Buriram Sugar PCL, NVDR	111,700	15,562
Cal-Comp Electronics Thailand PCL, NVDR	1,598,100	388,802
Central Pattana PCL, NVDR	257,800	452,559
Central Plaza Hotel PCL, NVDR	121,700	134,335
Central Retail Corp. PCL, NVDR	216,300	212,216
Charoen Pokphand Foods PCL, NVDR	464,000	324,139
Chularat Hospital PCL, NVDR	471,600	36,349
Com7 PCL, NVDR	250,400	194,171
Dynasty Ceramic PCL, NVDR	546,100	29,764
Ekachai Medical Care PCL, NVDR	176,004	33,401
Erawan Group PCL, NVDR	792,600	92,564
G J Steel PCL, NVDR(1)	1,926,300	9,049
GFPT PCL, NVDR	119,500	36,984
Gunkul Engineering PCL, NVDR	82,300	5,623
Home Product Center PCL, NVDR	779,200	215,199
Ichitan Group PCL, NVDR	114,900	49,645
Indorama Ventures PCL, NVDR	196,300	143,283
Interlink Communication PCL, NVDR	14,000	2,394
Italian-Thai Development PCL, NVDR(1)	1,023,300	15,813
Jaymart Group Holdings PCL, NVDR	800	331
Karmarts PCL, NVDR	6,534	2,195
Kasikornbank PCL, NVDR	24,800	108,961
KCE Electronics PCL, NVDR	246,300	182,353
KGI Securities Thailand PCL, NVDR	246,300	30,185
Krung Thai Bank PCL, NVDR	592,100	346,025
Krungthai Card PCL, NVDR	183,900	251,439
Lanna Resources PCL, NVDR	300	140
Major Cineplex Group PCL, NVDR	138,000	58,345
MC Group PCL, NVDR	60,900	19,204
Mega Lifesciences PCL, NVDR	95,200	97,789
Minor International PCL, NVDR	578,500	452,269
MK Restaurants Group PCL, NVDR	51,500	37,218
Muangthai Capital PCL, NVDR	180,600	260,341
Ngern Tid Lor PCL, NVDR	173,004	90,142
Northeast Rubber PCL, NVDR	177,800	25,146
Origin Property PCL, NVDR	1,600	192
Plan B Media PCL, NVDR	254,400	53,877
Polyplex Thailand PCL, NVDR	14,600	5,416
Precious Shipping PCL, NVDR	3,600	794
Premier Marketing PCL, NVDR	13,900	3,692
Prima Marine PCL, NVDR	284,400	71,319
Pruksa Holding PCL, NVDR	158,600	39,133
PTG Energy PCL, NVDR	230,200	58,151
PTT Exploration & Production PCL, NVDR	188,200	701,129
PTT Global Chemical PCL, NVDR	56,400	41,707
PTT Oil & Retail Business PCL, NVDR	109,500	45,102
PTT PCL, NVDR	1,194,000	1,124,410
Regional Container Lines PCL, NVDR	118,200	97,725
Sabina PCL, NVDR	38,100	23,335
Samart Corp. PCL, NVDR(1)	133,300	28,415
SC Asset Corp. PCL, NVDR	43,600	3,666

SCGJWD Logistics PCL, NVDR	300	103
Siam Global House PCL, NVDR	125,912	58,964
Somboon Advance Technology PCL, NVDR	37,400	11,892
SPCG PCL, NVDR	48,600	12,043
Sri Trang Agro-Industry PCL, NVDR	1,400	754
Srisawad Corp. PCL, NVDR	120,520	143,947
Srithai Superware PCL, NVDR	354,100	13,545
Srivichai Vejvivat PCL, NVDR	12,700	3,365
Star Petroleum Refining PCL, NVDR	40,600	8,067
Super Energy Corp. PCL, NVDR(1)	2,013,000	15,818
Susco PCL, NVDR	201,200	17,752
SVI PCL, NVDR	27,300	5,584
Thai Oil PCL, NVDR	243,800	268,788
Thai Union Group PCL, NVDR	610,700	244,376
Thaifoods Group PCL, NVDR	227,300	24,395
Thonburi Healthcare Group PCL, NVDR	200	98
Thoresen Thai Agencies PCL, NVDR	453,200	78,173
Tipco Asphalt PCL, NVDR	135,400	75,408
Tisco Financial Group PCL, NVDR	27,300	76,834
TPI Polene PCL, NVDR	451,500	14,734
TPI Polene Power PCL, NVDR	126,200	10,972
		9,993,528
Turkey — 1.0%
Akbank TAS	442,775	777,411
Albaraka Turk Katilim Bankasi AS(1)	503,311	90,075
Dogus Otomotiv Servis ve Ticaret AS	15,183	93,589
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	60,534	40,397
Haci Omer Sabanci Holding AS	179,893	469,302
Is Finansal Kiralama AS(1)	72,090	23,434
Is Yatirim Menkul Degerler AS	2,285	2,684
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	3,872	2,463
KOC Holding AS	91,386	527,887
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	7,444	15,115
NET Holding AS(1)	77,816	102,333
Pegasus Hava Tasimaciligi AS(1)	38,910	244,806
Petkim Petrokimya Holding AS(1)	296,782	157,255
Sekerbank Turk AS	425,308	57,099
Selcuk Ecza Deposu Ticaret ve Sanayi AS	21,384	49,615
Tekfen Holding AS(1)	29,741	70,488
Turk Hava Yollari AO(1)	68,899	566,193
Turkcell Iletisim Hizmetleri AS, ADR	46,555	308,660
Turkiye Halk Bankasi AS(1)	6,497	3,048
Turkiye Is Bankasi AS, C Shares	995,884	391,927
Turkiye Petrol Rafinerileri AS	105,324	447,364
Turkiye Sigorta AS	4,024	1,523
Turkiye Sinai Kalkinma Bankasi AS(1)	97,156	35,573
Turkiye Vakiflar Bankasi TAO, D Shares(1)	336,408	224,970
Vakif Finansal Kiralama AS(1)	373,005	17,875
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	181
Vestel Beyaz Esya Sanayi ve Ticaret AS	101,192	49,858
Vestel Elektronik Sanayi ve Ticaret AS(1)	3,084	5,690
Yapi ve Kredi Bankasi AS	474,933	406,407
Zorlu Enerji Elektrik Uretim AS(1)	128,004	15,660
		5,198,882

United States — 0.1%
WNS Holdings Ltd.(1)	12,163	659,599
TOTAL COMMON STOCKS (Cost $472,877,883)		519,731,357
RIGHTS — 0.0%
Brazil — 0.0%
Hidrovias do Brasil SA(1)	97,416	162
Indonesia — 0.0%
Adaro Energy Indonesia Tbk. PT(1)	828,435	107,913
TOTAL RIGHTS (Cost $—)		108,075
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	8,412	308
Malaysia — 0.0%
PESTECH International Bhd.(1)	1,700	27
Thailand — 0.0%
Better World Green PCL, NVDR(1)	3,267	4
Buriram Sugar PCL, NVDR(1)	8,450	77
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	93
Northeast Rubber PCL, NVDR(1)	29,283	291
TEAM Consulting Engineering & Management PCL, NVDR(1)	20	—
Thaifoods Group PCL, NVDR(1)	22,460	421
		886
TOTAL WARRANTS (Cost $—)		1,221
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,355,228	1,355,228
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,875,245	2,875,245
TOTAL SHORT-TERM INVESTMENTS (Cost $4,230,473)		4,230,473
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $477,108,356)		524,071,126
OTHER ASSETS AND LIABILITIES — (1.7)%		(8,823,747)
TOTAL NET ASSETS — 100.0%		$515,247,379

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.4%
Consumer Discretionary	15.2%
Industrials	13.1%
Information Technology	10.6%
Materials	10.3%
Energy	5.3%
Consumer Staples	5.0%
Communication Services	4.5%
Health Care	3.0%
Real Estate	2.9%
Utilities	2.6%
Short-Term Investments	0.8%
Other Assets and Liabilities	(1.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,373,764. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,225,774, which includes securities collateral of $13,350,529.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$8,477,935	$16,001,516	—
Chile	150,380	2,558,568	—
China	19,337,340	106,626,727	—
Greece	—	2,677,501	—
Hong Kong	—	460,550	—
Hungary	—	1,378,265	—
India	544,107	116,348,772	—
Indonesia	1,424,677	7,304,805	—
Malaysia	—	9,825,434	—
Mexico	1,633,389	8,927,890	—
Philippines	888	3,321,052	—
Poland	—	5,281,201	—
Russia	—	2	—
South Africa	2,365,655	16,463,297	—
South Korea	10,761,300	51,999,505	—
Taiwan	1,183,079	108,825,513	—
Thailand	—	9,993,528	—
Turkey	308,660	4,890,222	—
United States	659,599	—	—
Rights	—	108,075	—
Warrants	—	1,221	—
Short-Term Investments	4,230,473	—	—
	$51,077,482	$472,993,644	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.